Fair Value Measurements (Tables)	12 Months Ended
Dec. 31, 2017
Fair Value Disclosures [Abstract]
Assets and Liabilities Measured at Fair Value on Recurring Basis
The following table presents, by level within the fair value hierarchy, our assets and liabilities that are measured at fair value on a recurring basis. The carrying amounts reported in the Consolidated Balance Sheets for cash and cash equivalents, restricted cash and margin deposits approximate fair value due to the nature of the instrument and/or the short-term maturity of these instruments.

	December 31, 2017				December 31, 2016
	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
	(Millions)				(Millions)
Energy derivative assets	$—	$59	$—	$59	$—	$38	$—	$38
Energy derivative liabilities	$—	$236	$—	$236	$—	$215	$—	$215
Total debt(a)	$—	$2,746	$—	$2,746	$—	$2,702	$—	$2,702
__________

(a)	The carrying value of total debt, excluding capital leases and debt issuance costs, was $2,600 million as of December 31, 2017 and 2016.

Impairments Associated with Certain Assets Measured at Fair Value on Nonrecurring Basis within Level 3 of Fair Value Hierarchy
The following table presents impairments associated with certain assets that have been measured at fair value on a nonrecurring basis within Level 3 of the fair value hierarchy.

Total losses for the year ended December 31,
2015 (a)

Impairments:
Producing properties and costs of acquired unproved reserves (Note 3 and Note 5)	$2,308
Unproved leasehold	26
$2,334
__________

(a)
As a result of our impairment assessment in 2015, we recorded the following significant impairment charges that are reported in discontinued operations, for which the fair value measured for these properties at December 31, 2015 was estimated to be approximately $880 million:

•
$2,308 million impairment charge related to natural gas-producing properties in the Piceance Basin, reported in discontinued operations. Significant assumptions in valuing these properties included estimated cash flows from a potential divestment.

•
$26 million impairment charge on our unproved leasehold acreage in the Piceance Basin, reported in discontinued operations, as a result of the impairment of the producing properties in conjunction with a potential divestment.